RECOVERIES, COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2018
RECOVERIES, COSTS AND EXPENSES
RECOVERIES, COSTS AND EXPENSES

12.  RECOVERIES, COSTS AND EXPENSES

(a)	Tenant recoveries revenue consist of:

Years ended December 31,	2018	2017
Property taxes	$19,344	$22,609
Property insurance	2,174	1,903
Operating costs	4,983	2,433
	$26,501	$26,945

(b)	Property operating costs consist of:

Years ended December 31,	2018	2017
Non-recoverable from tenants:
Property taxes and utilities	$1,077	$1,035
Legal	436	324
Consulting	123	379
Environmental and appraisals	702	708
Repairs and maintenance	725	659
Ground rents	664	628
Other	730	653
	$4,457	$4,386
Recoverable from tenants:
Property taxes and utilities	$20,127	$23,105
Property insurance	2,138	1,910
Repairs and maintenance	2,069	749
Property management fees	1,470	741
Other	681	454
	$26,485	$26,959
Property operating costs	$30,942	$31,345

(c)	General and administrative expenses consist of:

Years ended December 31,	2018	2017

Salaries, incentives and benefits	$16,030	$12,113
Audit, legal and consulting	3,972	3,382
Trustee/director fees and related expenses	1,067	1,438
Unit-based compensation including distributions and revaluations	3,214	4,017
Other public entity costs	1,651	1,687
Office rents	900	901
Other	2,570	2,528
	$29,404	$26,066

(d)

In connection with the proxy contest that preceded the June 2017 annual general meeting ("AGM"), Granite incurred $5.9 million of expenses in the year ended December 31, 2017. Included in the proxy contest expenses are legal, advisory and proxy solicitation costs incurred directly by Granite and a $2.0 million reimbursement of out-of-pocket fees and expenses incurred by Front Four Capital Group and Sandpiper Group regarding matters relating to the AGM. Sandpiper Group received $0.7 million of the reimbursement. An individual affiliated with Sandpiper Group is a related party of Granite by virtue of becoming a director of Granite GP and a trustee of Granite REIT.

(e)Interest expense and other financing costs consist of:

Years ended December 31,	2018	2017

Interest and amortized issuance costs relating to debentures and term loans	$18,544	$17,416
Amortization of deferred financing costs and other interest expense and accretion charges	3,869	2,595
	$22,413	$20,011

(f)For the year ended December 31, 2018, foreign exchange gains of $9.4 million (2017 - loss of $0.6 million) included among other, an $8.5 million foreign exchange gain due to the remeasurement of the US dollar proceeds from the sale of three investment properties in January 2018 and a $1.4 million gain from the settlement of two cross currency swaps during the 2018 year for which the Trust did not employ hedge accounting.

(g)	Fair value losses on financial instruments consist of:

Years ended December 31,	2018	2017

Foreign exchange forward contracts, net	$562	$823
	$562	$823

(h)

During the year ended December 31, 2018, Granite entered into a settlement agreement related to a land use matter for a property in Ontario, Canada.  Granite was awarded a settlement amount of $2.3 million of which $ 1.4 million was received during 2018 and the remaining balance was collected in January 2019.